CONSOLIDATED INCOME STATEMENTS - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Total revenue	€ 125,948	€ 44,696	€ 420,400
Operating expenses	(209,825)	(486,094)	(379,201)
Operating (Loss) / Profit	(83,877)	(441,398)	41,199
Finance income	1,176	2,466	5,309
Finance costs	(25,794)	(26,430)	(37,158)
Net finance costs	(24,618)	(23,964)	(31,849)
(Loss) / Profit before tax	(108,495)	(465,362)	9,350
Income tax benefit / (expense)	13,802	30,977	(7,681)
(Loss) / Profit for the year	(94,693)	(434,385)	1,669
(Loss) / Profit attributable to:
Owners of the parent	(95,235)	(432,972)	(3,532)
Non-controlling interests	542	(1,413)	5,201
(Loss) / Profit for the year	€ (94,693)	€ (434,385)	€ 1,669